Basis Of Presentation	9 Months Ended
Sep. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis Of Presentation
1.	BASIS OF PRESENTATION

Basis of Consolidation

The unaudited interim condensed consolidated financial statements include the accounts of Baidu, Inc. (“Baidu” or the “Company”), its subsidiaries, variable interest entities (“VIEs”) and the subsidiaries of the VIEs. The Company, its subsidiaries, VIEs and subsidiaries of the VIEs are hereinafter collectively referred to as the “Group.”

As of September 30, 2018, the Company has subsidiaries incorporated in countries and jurisdictions including the People’s Republic of China (“PRC”), Hong Kong, Japan, Cayman Islands and British Virgin Islands (“BVI”).

As of September 30, 2018, the Company also effectively controls a number of VIEs through a series of contractual agreements. The significant VIEs of the Group include:

•

Beijing Baidu Netcom Science Technology Co., Ltd. (“Baidu Netcom”), controlled by the Company and Baidu Online Network Technology (Beijing) Co., Ltd. (“Baidu Online”), one of the Company’s wholly-owned subsidiaries;

•	Beijing Perusal Technology Co., Ltd. (“Beijing Perusal”), controlled by Baidu Online; and

•	Other VIEs controlled by the Company’s subsidiaries other than Baidu Online.

The Group offers online marketing services, operates AI-powered new business initiatives, operates an online video platform offering advertising business and offers membership services of its content library. The Group’s principal geographic market is in the PRC. The Company does not conduct any substantive operations on its own, but conducts its primary business operations through its subsidiaries and VIEs in the PRC.

PRC laws and regulations prohibit or restrict foreign ownership of internet content, advertising, audio and video services, and mobile application distribution businesses. To comply with these foreign ownership restrictions, the Group operates its websites and primarily provides services subject to such restriction in the PRC through the VIEs, the PRC legal entities that were established or whose equity shares were held by the individuals authorized by the Group. The paid-in capital of the VIEs was mainly funded by the Group through loans extended to the authorized individuals who were the shareholders of the VIEs. The Group has entered into proxy agreements or powers of attorney and exclusive equity purchase option agreement with the VIEs and nominee shareholders of the VIEs through the Company or its subsidiaries (“Primary Beneficiaries”), which give the Primary Beneficiaries the power to direct the activities that most significantly affect the economic performance of the VIEs and to acquire the equity interests in the VIEs when permitted by the PRC laws, respectively. Certain exclusive agreements have been entered into with the VIEs through the Primary Beneficiaries or their wholly-owned subsidiaries in the PRC, which obligate the Primary Beneficiaries to absorb losses of the VIEs’ that could potentially be significant to the VIEs or entitle the Primary Beneficiaries to receive economic benefits from the VIEs that could potentially be significant to the VIEs. In addition, the Group has entered into certain agreements with the shareholders of the VIEs through the Primary Beneficiaries or their wholly-owned subsidiaries, including loan agreements for the paid-in capital of the VIEs and equity pledge agreements for the equity interests in the VIEs held by the shareholders of the VIEs.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Primary Beneficiaries and the VIEs through the aforementioned agreements with the shareholders of the VIEs. The shareholders of the VIEs effectively assigned all of their voting rights underlying their equity interest in the VIEs to the Primary Beneficiaries. In addition, through the other exclusive agreements, which consist of operating agreements, technology consulting and services agreements and license agreements, the Primary Beneficiaries, by themselves or their wholly-owned subsidiaries in the PRC, demonstrate their ability and intention to continue to exercise the ability to absorb losses or receive economic benefits that could potentially be significant to the VIEs. The VIEs are subject to operating risks, which determine the variability of the Company’s interest in those entities. Based on these contractual arrangements, the Company consolidates the VIEs as required by SEC Regulation S-X Rule 3A-02 and Accounting Standards Codification (“ASC”) topic 810, Consolidation, because the Company holds all the variable interests of the VIEs through the Primary Beneficiaries.

Unrecognized revenue-producing assets held by the VIEs include certain internet content provisions and other licenses, domain names and trademarks. The internet content provisions and other licenses, which are held by the VIEs that provide the relevant services, are required under relevant PRC laws, rules and regulations for the operation of Internet businesses in the PRC, and therefore are integral to the Company’s operations.

In March 2018, the contractual agreements for certain VIEs, including Baidu Netcom and Beijing Perusal, were amended to include the following terms:

a.	Exclusive equity purchase and transfer option agreement

The Company has (i) an exclusive option to purchase, when and to the extent permitted under PRC laws, all or part of the equity interests in the VIE or all or part of the assets held by the VIE, (ii) an exclusive right to cause the nominee shareholders to transfer their equity interest in the VIE to the Company or any designated third party and (iii) an obligation to provide unlimited financial support to the VIEs when the VIEs become in need of any form of reasonable financial support in the normal operation of business. If the VIEs were to incur any loss and as a result cannot repay any loans from the Company, the Company will unconditionally forgive any such loans to the VIEs upon provision by the VIEs of sufficient proof for its loss and incapacity to repay.

b.	Proxy Agreements/Power of Attorney

The appointment of any individuals to exercise the powers and rights assigned pursuant to the Proxy Agreement requires the approval of the Company. All the activities in relation to such powers and rights assigned are directed and approved by the Company. The shareholders of the VIEs agreed to entrust all the rights to exercise their voting power and any other rights as shareholders of the VIEs to the person(s) designated by the Company. The shareholders of the VIEs have each executed an irrevocable power of attorney to appoint the person(s) designated by the Company as their attorney-in-fact to vote on their behalf on all matters requiring shareholder approval.

As a result, the power and the rights pursuant to the Proxy Agreements have since been effectively reassigned from Baidu Online to the Company which has the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance. The Company is also obligated to absorb the expected losses of the VIE through the financial support as described above. Therefore, the Company has replaced Baidu Online as the Primary Beneficiary of Baidu Netcom and Beijing Perusal since March 2018. As the VIEs were subject to indirect control by the Company through WFOE immediately before and direct control immediately after the contractual agreements were amended, the change of the primary beneficiary of the VIEs was accounted for as a common control transaction based on the carrying amount of the net assets transferred.

In the opinion of the Company’s legal counsel, (i) the ownership structure relating to the VIEs of the Company is in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIEs and their shareholders are valid, binding and enforceable, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the performance of the VIEs and their shareholders is in compliance with the articles of association and business licenses of the VIEs.

However, uncertainties in the PRC legal system could cause the Company’s current ownership structure to be found in violation of any existing and/or future PRC laws or regulations and could limit the Company’s ability, through the Primary Beneficiaries, to enforce its rights under these contractual arrangements. Furthermore, shareholders of the VIEs may have interests that are different with those of the Company, which could potentially increase the risk that they would seek to act in contrary to the terms of the aforementioned agreements. In addition, if the current structure or any of the contractual arrangements were found to be in violation of any existing or future PRC laws, the Company may be subject to penalties, which may include but not be limited to, the cancellation or revocation of the Company’s business and operating licenses, being required to restructure the Company’s operations or discontinue the Company’s operating activities. The imposition of any of these or other penalties may result in a material and adverse effect on the Company’s ability to conduct its operations. In such case, the Company may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs.

The following tables set forth the financial statement balances and amounts of the VIEs and their subsidiaries which are included in the consolidated financial statements after the elimination of intercompany balances and transactions among VIEs and their subsidiaries within the Group:

	As of December 31, 2017	As of September 30, 2018
	RMB	RMB	US$
	(In millions)
		(unaudited)
Assets
Current
Cash and cash equivalents	4,045	1,365	199
Short-term investments	2,052	1,978	288
Accounts receivable, net	3,021	3,907	569
Others	5,280	4,381	638

	14,398	11,631	1,694
Non-current
Fixed assets, net	2,845	4,310	628
Intangible assets, net	2,104	3,528	514
Long-term investments, net	10,614	18,197	2,650
Others	6,488	10,710	1,559

	22,051	36,745	5,351

Total	36,449	48,376	7,045

Third-party liabilities
Current
Accounts payable and accrued liabilities	14,073	12,586	1,833
Customer advances and deposits	2,288	2,573	375
Others	2,414	7,849	1,143

	18,775	23,008	3,351
Non-current	5,151	5,128	747

Total	23,926	28,136	4,098

Inter-company liabilities*
Inter-company payable to subsidiaries for technology consulting and service fees	2,828	1,443	210
Others	4,605	9,184	1,337

Total	7,433	10,627	1,547

	For the three months ended
	September 30, 2017	September 30, 2018
	RMB	RMB	US$
	(In millions)
	(unaudited)
Total revenues	7,954	9,444	1,375
Net loss	(139)	(805)	(117)
Net cash provided by (used in) operating activities	3,640	3,146	458
Net cash provided by (used in) investing activities	102	(8,597)	(1,252)
Net cash provided by (used in) financing activities	(2,502)	1,728	252

	For the nine months ended
	September 30, 2017	September 30, 2018
	RMB	RMB	US$
	(In millions)
	(unaudited)
Total revenues	21,733	24,931	3,630
Net income (loss)	891	(4,892)	(712)
Net cash provided by (used in) operating activities	7,595	5,101	743
Net cash provided by (used in) investing activities	(3,123)	(17,193)	(2,503)
Net cash provided by (used in) financing activities	(3,331)	9,208	1,341

* Inter-company liabilities represent payable balances of each VIE due to subsidiaries within the Group pursuant to the technology consulting and service agreements. Other payables to non-VIE subsidiaries within the Group were included in third-party liabilities.

As of September 30, 2018, there was no pledge or collateralization of the VIEs’ assets other than those pledged under the equity pledge agreements with respect to the VIE contractual agreements. The amount of the net assets of the VIEs was RMB9.6 billion (US$1.4 billion) as of September 30, 2018. The creditors of the VIEs’ third-party liabilities did not have recourse to the general credit of the Company in the normal course of business. The Company did not provide or intend to provide financial or other supports not previously contractually required to the VIEs during the years presented.

Basis of Presentation

The unaudited interim condensed consolidated financial statements are prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).

Unaudited Interim Condensed Consolidated Financial Statements

In the opinion of management, the unaudited interim condensed consolidated financial statements, which are comprised of the condensed consolidated balance sheet of the Company as of September 30, 2018, the condensed consolidated statements of comprehensive income and the condensed consolidated statements of cash flows for the three-month and nine-month periods ended September 30, 2018 and 2017, reflect all adjustments, consisting of normal and recurring adjustments, necessary to present fairly the Company’s consolidated financial position as of September 30, 2018, the Company’s consolidated results of operations and consolidated cash flows for the three-month and nine-month periods ended September 30, 2018 and 2017. Interim period results are not necessarily indicative of results of operations or cash flows for a full-year period. The consolidated balance sheet data as of December 31, 2017 was derived from the Company’s audited financial statements, but does not include all disclosures required by U.S. GAAP for annual financial statements. These financial statements and the notes thereto should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2017.

Use of Estimates

The preparation of the unaudited interim condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Management evaluates estimates, including those related to the standalone selling prices of performance obligations of revenue contracts, accounts receivable allowances, credit loss allowance for micro loan receivables, fair values of options to purchase the Company’s or its subsidiaries’ ordinary shares, fair values of certain debt and equity investments, amortization and impairment of licensed copyrights, impairment of long-lived assets, long-term investments and goodwill, the purchase price allocation and fair value of noncontrolling interests with respect to business combinations and acquisition of equity method investees, deferred tax valuation allowance, and redeemable noncontrolling interests, among others. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Currency Translation for Financial Statements Presentation

Translations of amounts from RMB into US$ for the convenience of the reader have been calculated at the exchange rate of RMB6.8680 per US$1.00 on September 28, 2018, the last business day in the third quarter of 2018, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at such rate.